Condensed financial information of the parent company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Condensed Statements of Comprehensive (Loss)/Income
Revenues	¥ 374,847	$ 53,602	¥ 316,170		¥ 290,232
Cost of revenues	(122,937)	(17,580)	(107,136)		(90,946)
Gross profit	251,910	36,022	209,034		199,286
Operating expenses
Research and development	(104,723)	(14,975)	(94,816)		(121,806)
Sales and marketing	(101,003)	(14,443)	(84,900)		(82,705)
General and administrative	(48,168)	(6,888)	(45,448)		(45,653)
Share of (loss)/income of the subsidiaries and VIE					(450)
Total operating expenses	(253,894)	(36,306)	(225,164)		(250,164)
(Loss)/income from operations	706	101	(9,901)		(40,517)
Foreign exchange (loss)/gain, net	(24)	(3)	122		(18)
Interest income	1,298	186	2,881		1,200
(Loss)/income before income taxes	2,647	379	(6,659)		(64,554)
Income tax expenses	(73)	(10)	(110)		1,886
Net (loss)/income	423	61	(7,046)		(62,098)
Other comprehensive income/(loss)
Foreign currency translation adjustments	(1,600)	(229)	817	$ 817	919
Comprehensive loss	(1,177)	(168)	(6,229)		(61,179)
Parent Company
Operating expenses
Sales and marketing	(764)	(109)	(416)		(517)
General and administrative	(5,499)	(786)	(7,018)		(11,430)
Share of (loss)/income of the subsidiaries and VIE	6,340	907	373		(45,933)
Total operating expenses	77	12	(7,061)		(57,880)
(Loss)/income from operations	77	12	(7,061)		(57,880)
Foreign exchange (loss)/gain, net	2		(6)		(61)
Interest income	344	49	21		34
Other loss					(4,191)
(Loss)/income before income taxes	423	61	(7,046)		(62,098)
Net (loss)/income	423	61	(7,046)		(62,098)
Net (loss)/income attributable to common shareholders	423	61	(7,046)		(62,098)
Other comprehensive income/(loss)
Foreign currency translation adjustments	(1,600)	(229)	817		919
Total other comprehensive income/(loss), net of tax	(1,600)	(229)	817		919
Comprehensive loss	¥ (1,177)	$ (168)	¥ (6,229)		¥ (61,179)